Filed electronically with the Securities and Exchange
                          Commission on April 30, 1999

                                                                File No.2-78122
                                                                File No.811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------
         Post-Effective Amendment No.  31
                                     ------
                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.  27
                      -----


                               Scudder Fund, Inc.
               -------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                                Caroline Pearson
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b),
           --------

              X     On  May 1, 1999  pursuant to paragraph (b),
           --------

                    60 days after filing pursuant to paragraph (a)(1),
           --------

                    On _____________  pursuant to paragraph (a)(1)
           --------

                    75 days after filing pursuant to paragraph (a)(2)
           --------

                    On _______________ pursuant to paragraph (a)(2) of Rule 485.
           --------

                                 Part C - Page 1

These funds are managed to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

No-load/No Sales Charges

Mutual funds:
o    are not FDIC-insured
o    have no bank guarantees
o    may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    SCUDDER

                               [GRAPHIC OMITTED]

Institutional
Shares

Scudder Money Market
Series (403)

Scudder Tax Free Money
Market Series (405)

Scudder Government Money
Market Series (404)

                                   Prospectus

                                   May 1, 1999

                                   Contents

                           1       Money Market Investing
--------------------------------------------------------------------------------

                           1       About the Funds
--------------------------------------------------------------------------------
                           1       Scudder Money Market Series
                           5       Scudder Tax Free Money Market Series
                           9       Scudder Government Money Market Series
                          12       Financial highlights
                          15       A message from the President
                          16       Investment adviser
                          18       Distributions
                          18       Taxes

                          20       About Your Investment
--------------------------------------------------------------------------------
                          20       Transaction information
                          24       Buying and selling shares
                          25       Purchases
                          25       Redemptions

Money Market Investing


Each fund is managed to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series is managed to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in diversified pools of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. The funds' yields are most affected by short-term interest rates. These funds may be appropriate for corporate treasurers, financial institutions, state and local governments, and non-profit organizations that have significant cash management needs.




About the Funds

Scudder Money Market Series
Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

These money market securities consist of:

o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,

o     taxable and tax-exempt municipal obligations,

o     corporate and bank obligations,

o     certificates of deposit,

o     bankers' acceptances and

o     variable amount master demand notes.

The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. In addition, the fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

In selecting securities, the fund's portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across a broad range of industry sectors and issuers.


Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

To the extent that the fund invests in obligations of foreign banks, these investments may involve greater risks than those affecting U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the Institutional Shares class of the fund by illustrating how the Institutional Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


    [The following information was represented by a bar graph in the printed materials.]

Total return for year ended December 31

1998 ...............5.52%


For the period included in the bar chart, Institutional Shares' highest return for a calendar quarter was 1.40% (the third quarter of 1998), and Institutional Shares' lowest return for a calendar quarter was 1.31% (the fourth quarter of 1998).

The Institutional Shares' year-to-date total return as of March 31, 1999 was 1.21%.

To obtain the current 7-day yield, please call 1-800-537-1988 or visit our website at institutionalfunds.scudder.com.


Average annual total returns


For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   5.52%
Since inception (8/4/97)                                   5.54%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the Scudder Money Market Series.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.04%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.29%*
--------------------------------------------------------------------------------
Expense waiver                                                        0.05%*
--------------------------------------------------------------------------------
Net expenses                                                          0.24%*
--------------------------------------------------------------------------------

* The Adviser has contractually agreed to waive 0.05% of its management fee through April 30, 2000. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.


Example


This example is to help you compare the cost of investing in Institutional Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   25
--------------------------------------------------------------------------------
Three Years                                              $   88
--------------------------------------------------------------------------------
Five Years                                               $  158
--------------------------------------------------------------------------------
Ten Years                                                $  363
--------------------------------------------------------------------------------

Scudder Tax Free Money Market Series

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)


The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change in one obligation may also affect the fund's other obligations. The fund may also invest in excess of 25% of its assets in industrial development bonds.

In selecting high quality securities, the portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.


For temporary defensive purposes, the fund may invest up to 20% of the current value of its total assets in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities might lose tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

To the extent that the fund invests in taxable securities, a portion of its income would be taxable.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance


The chart and table below provide some indication of the risks of investing in the Institutional Shares class of the fund by illustrating how the Institutional Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


    [The following information was represented by a bar graph in the printed materials.]

Total return for year ended December 31

1998 ...............3.26%


For the period included in the bar chart, Institutional Shares' highest return for a calendar quarter was 0.87% (the second quarter of 1998), and Institutional Shares' lowest return for a calendar quarter was 0.77% (the fourth quarter of 1998).

Institutional Shares' year-to-date total return as of March 31, 1999 was 0.65%.

To obtain the current 7-day yield, please call 1-800-537-1988 or visit our website at institutionalfunds.scudder.com.


Average annual total returns


For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   3.26%
Since inception (8/4/97)                                   3.32%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the Scudder Tax Free Money Market Series.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.11%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.36%*
--------------------------------------------------------------------------------
Expense waiver                                                        0.10%*
--------------------------------------------------------------------------------
Net expenses                                                          0.26%*
--------------------------------------------------------------------------------

* The Adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2000.


Example


This example is to help you compare the cost of investing in Institutional Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   27
--------------------------------------------------------------------------------
Three Years                                              $  106
--------------------------------------------------------------------------------
Five Years                                               $  192
--------------------------------------------------------------------------------
Ten Years                                                $  446
--------------------------------------------------------------------------------

Scudder Government Money Market Series

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the Institutional Shares class of the fund by illustrating how the Institutional Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


    [The following information was represented by a bar graph in the printed materials.]

Total return for year ended December 31

1998 ...............5.23%


For the periods included in the bar chart, Institutional Shares' highest return for a calendar quarter was 1.31% (the third quarter of 1998), and Institutional Shares' lowest return for a calendar quarter was 1.23% (the fourth quarter of 1998).

Institutional Shares' year-to-date total return as of March 31, 1999 was 1.15%.

To obtain the current 7-day yield, please call 1-800-537-1988 or visit our website at institutionalfunds.scudder.com.

Average annual total returns

For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   5.23%
Since inception (8/4/97)                                   5.28%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the Scudder Government Money Market Series.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.21%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.46%*
--------------------------------------------------------------------------------
Expense waiver                                                        0.15%*
--------------------------------------------------------------------------------
Net expenses                                                          0.31%*
--------------------------------------------------------------------------------

* The Adviser has contractually agreed to waive 0.15% of its management fee through April 30, 2000.


Example


This example is to help you compare the cost of investing in Institutional Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   32
--------------------------------------------------------------------------------
Three Years                                              $  132
--------------------------------------------------------------------------------
Five Years                                               $  243
--------------------------------------------------------------------------------
Ten Years                                                $  565
--------------------------------------------------------------------------------

Financial highlights


The financial highlights tables are intended to help you understand each fund's Institutional Shares' financial performance for the periods indicated. Certain information reflects financial results for a single class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of a fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with each fund's financial statements, is included in each annual report, which is available upon request by calling Institutional Funds Client Services at 1-800-537-3177.


Scudder Money Market Series

-----------------------------------------------------------------------------------
                                                                       For the
                                                                        Period
                                                                      August 4,
                                                                         1997
                                                                    (commencement
                                                                          of
                                                                       sale of
                                                                    Institutional
                                                        Year Ended    Shares) to
                                                       December 31,  December 31,
                                                           1998          1997
-----------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $1.000       $1.000
Net investment income .................................    .054         .022
Distributions from net investment income ..............   (.054)       (.022)
Net asset value, end of period ........................  $1.000       $1.000
-----------------------------------------------------------------------------------
Total Return (%) (a) ..................................    5.52         2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................   1,066          338
Ratio of operating expenses, net to average daily
  net assets (%) ......................................     .18          .26*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%) .....................     .29          .31*
Ratio of net investment income to average daily
  net assets (%) ......................................    5.34         5.39*

(a)   Total return is higher due to maintenance of the fund's expenses.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

Scudder Tax Free Money Market Series

------------------------------------------------------------------------------------
                                                                       For the
                                                                        Period
                                                                      August 4,
                                                                         1997
                                                                    (commencement
                                                                          of
                                                                       sale of
                                                                    Institutional
                                                        Year Ended    Shares) to
                                                       December 31,  December 31,
                                                           1998          1997
------------------------------------------------------------------------------------
Net asset value, beginning of period ..................  $1.000        $1.000
Net investment income .................................    .032         0.014
Distributions from net income .........................   (.032)       (0.014)
Net asset value, end of period ........................   1.000         1.000
------------------------------------------------------------------------------------
Total Return (%) (a) ..................................    3.26          1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................     121            94
Ratio of operating expenses, net to average daily
  net assets (%) ......................................     .26           .37*
Ratio of operating expenses before expense
  reductions, to average daily net assets (%) .........     .36           .46*
Ratio of net investment income to average daily
  net assets (%) ......................................    3.21          3.36*

(a)   Total return is higher due to maintenance of the fund's expenses.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

Scudder Government Money Market Series

------------------------------------------------------------------------------------
                                                                       For the
                                                                        Period
                                                                      August 4,
                                                                         1997
                                                                    (commencement
                                                                          of
                                                                       sale of
                                                                    Institutional
                                                        Year Ended    Shares) to
                                                       December 31,  December 31,
                                                           1998          1997
------------------------------------------------------------------------------------
Net asset value, beginning of period ..................   1.000         1.000
Net investment income .................................    .051          .022
Distributions from net investment income ..............   (.051)        (.022)
Net asset value, end of period ........................   1.000         1.000
-----------------------------------------------------------------------------------
Total Return (%) (a) ..................................    5.23          2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................      90            54
Ratio of operating expenses, net to average daily
  net assets (%) ......................................     .31           .31*
Ratio of operating expenses before expense
  reductions, to average daily net assets (%) .........     .46           .46*
Ratio of net investment income to average daily
  net assets (%) ......................................    5.10          5.21*

(a)   Total return is higher due to maintenance of the fund's expenses.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

A message from the President

         [PHOTO]

Edmond D. Villani, President
 and CEO, Scudder Kemper
   Investments, Inc.


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We helped pioneer money market investing back in 1974. Today, money funds are not just a sideline, they're one of our areas of focus. Our experienced money market team currently manages over $20 billion. This makes Scudder Kemper one of the largest money fund managers in the country.

Millions of shareholders have come to rely on Scudder Kemper Investments' prudent money management philosophy. Our track record of delivering competitive yields and maximum stability has covered more that 20 years of interest rate volatility. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Investment adviser


Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), Two International Place, Boston, MA, to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser actively manages your investment in a fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


Scudder Money Market Series


The Adviser has contractually agreed to waive 0.05% of its investment management fee through April 30, 2000. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee. As a result, the Adviser received an investment management fee of 0.14% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.


Scudder Tax Free Money Market Series


The Adviser has contractually agreed to waive 0.10% of its investment management fee through April 30, 2000. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.


Scudder Government Money Market Series


The Adviser has contractually agreed to waive 0.15% of its investment management fee through April 30, 2000. As a result, the Adviser received an investment management fee of 0.10% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.


Portfolio management


Each fund is managed by a team of investment professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund, as indicated:

Scudder Money Market Series


Name and Title             Joined the   Responsibilities and Background
                              Fund
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.      1998      Joined the Adviser in 1973 and began his
Lead Manager                            investment career at that time. He has
                                        been responsible for the trading and
                                        portfolio management of money market
                                        funds since 1974.

Dean Meddaugh                 1999      Joined the Adviser in 1996 as a money
Manager                                 market trader, and in 1998 became a
                                        money market manager. He began his
                                        investment career in 1994 as an
                                        accountant for an unaffiliated
                                        investment management firm.
--------------------------------------------------------------------------------


Scudder Tax Free Money Market Series


Name and Title             Joined the   Responsibilities and Background
                              Fund
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.      1998      Joined the Adviser in 1973 and began his
Lead Manager                            investment career at that time. He has
                                        been responsible for the trading and
                                        portfolio management of money market
                                        funds since 1974.

Jerri I. Cohen                1998      Joined the Adviser in 1981 as an
Manager                                 accountant and began her investment
                                        career in 1992 as a money market trader.
--------------------------------------------------------------------------------


Scudder Government Money Market Series


Name and Title             Joined the   Responsibilities and Background
                              Fund
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.      1998      Joined the Adviser in 1973 and began his
Lead Manager                            investment career at that time. He has
                                        been responsible for the trading and
                                        portfolio management of money market
                                        funds since 1974.

Geoffrey Gibbs                1999      Joined the Adviser in 1996 as a trader
Manager                                 for money market funds and began his
                                        investment career in 1994.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which the funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the funds' business and operations, such as problems with calculating net asset value and difficulties in implementing the funds' purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the funds, and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a fund or on global markets or economies generally.

Distributions


The funds' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable, whether received in cash or reinvested.


Taxes


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of how long shareholders have owned the shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt interest income from Scudder Tax Free Money Market Series are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax. Scudder Tax Free Money Market Series may invest a limited portion of its assets in securities that do not generate tax-exempt income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount shortly before the date of a distribution because you may receive part of your investment back as a taxable distribution.


A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares.


Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. and, for Scudder Money Market Series and Scudder Government Money Market Series, as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class. In calculating the net asset value per share, each fund uses the amortized cost value.

Processing time


Orders for shares of a fund will be executed at the net asset value per share next determined after an order has become effective. (See "Share Price").

Orders for shares of a fund will become effective when an investor's bank wire order or check is received by State Street Bank and Trust Company (the "Custodian") or when a check is converted into federal funds. Orders will be executed at 4:00 p.m. (eastern time) on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series). In addition, if investors known to a fund notify the fund by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series) that they intend to wire federal funds to purchase shares of a fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. at the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading, and at 2:00 p.m. for Scudder Tax Free Money Market Series. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

Purchase restrictions


Scudder Money Market Series, Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject or limit purchases of shares for any reason.


Minimum balances


Initial minimum investment in these shares is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000,000 for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Fund, Inc. (the "Corporation") on behalf of a fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Corporation on behalf of a fund. Investment minimums may also be waived for Directors and Officers of the Corporation.


Initial purchase by wire


1. Shareholders may open an account by calling toll-free from any continental state: 1-800-537-3177. Give the fund(s) and class(es) to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

2. Instruct the wiring bank to transmit the specified amount to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA Number 011000028
     DDA#9902-810-2
     Attention: [Name of fund(s) and class(es)]
     Account (name(s) in which registered)
     Account Number (as assigned by telephone) and amount invested in each fund

3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by Scudder Service Corporation (the "Transfer Agent") before the Expedited Redemption can be used. Mail the Purchase Application to:

     Scudder Service Corporation
     c/o Kemper Service Company
     222 South Riverside Plaza, 26th Floor
     Attn: Institutional Funds Client Services
     Chicago, IL 60606

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated above.

Initial purchase by mail

1.   Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and check payable to "The Scudder Funds" to the Transfer Agent at the address set forth above.

Additional purchases by mail

1. Make a check payable to the fund whose shares are to be purchased. Write the shareholder's fund account number on the check.

2.   Mail the check to the Transfer Agent at the address set forth above.

Redeeming shares

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any fund will be redeemed at their next determined net asset value. (See "Share Price.") For the shareholder's convenience, Scudder Fund, Inc. has established several different redemption procedures.

Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Corporation may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the funds not reasonably practicable.

A shareholder's account in a fund remains open for up to one year following complete redemption, and all costs during the period will be borne by that fund.

The Corporation also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified correct Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing Scudder Fund, Inc. with a correct taxpayer identification number during the 30-day notice period.

Redemption by mail

1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's fund account number and give Social Security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be redeemed have a value of $100,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing shares."

Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Corporation reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Corporation and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

1. Telephone the request to the Transfer Agent by calling toll-free from any continental state: 1-800-537-3177, or

2.   Fax your request to 1-800-537-9960, or

3.   Mail the request to the Transfer Agent at the address set forth above.

Proceeds of Expedited Redemptions will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the funds is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Corporation and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption requests received after 12:00 noon and prior to 4:00 p.m. (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System schedules. In the case of investments in a fund that have been effected through banks and other institutions that have entered into special arrangements with the Corporation, the full amount of the redemption proceeds will be transmitted by wire.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares.

Purchases

To open an account


The minimum initial investment for Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series is $1,000,000.

--------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check

                by regular, express,    Scudder Service Corporation
                registered, or          c/o Kemper Service Company
                certified mail to:      Institutional Funds Client Services
                                        222 South Riverside Plaza, 26th Fl.
                                        Chicago, IL 60606
--------------------------------------------------------------------------------
By Wire         Call 1-800-537-3177 for instructions.
--------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to complete your
                application with the help of a Scudder representative. Investor
                Centers are located in Boca Raton, Boston, Chicago, New York and
                San Francisco.
--------------------------------------------------------------------------------


To buy additional shares


There is no minimum additional investment for Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and/or Scudder Government Money Market Series.

--------------------------------------------------------------------------------
By Mail         Send a check with a letter of instruction including your account number and the complete fund and class name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire         Call 1-800-537-3177 for instructions.
--------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to make an additional
                investment in your Scudder fund account. Investor Center
                locations are listed above.
--------------------------------------------------------------------------------


Redemptions


--------------------------------------------------------------------------------
By Telephone    To speak with a service representative, call 1-800-537-3177 from 8:30 a.m. to 6 p.m. eastern time. You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Mail         Send your instructions for redemption to the appropriate address or Fax above, or fax to 1-800-537-9960 and include:

                   - the name of the fund and class and account number you are redeeming from;
                   -  your name(s) and address as they appear on your account;
                   -  the dollar amount or number of shares you wish to redeem;
                   -  your signature(s) as it appears on your account; and
                   -  a daytime telephone number.

                A representative will call to confirm your request before processing.
--------------------------------------------------------------------------------

Additional information about the funds may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The semiannual and annual shareholder reports contain a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Telephone       Call Institutional Funds Client Services at 1-800-537-3177
--------------------------------------------------------------------------------
By Mail            Scudder Kemper Investments, Inc.
                   222 S. Riverside Plaza, 26th Floor
                   Attn: Institutional Funds Client Services
                   Chicago, IL 60606

                   or

                   Public Reference Section Securities and Exchange Commission,
                   Washington, D.C. 20549-6009
                   (a duplication fee is charged)
--------------------------------------------------------------------------------
By Fax             1-800-537-9960
--------------------------------------------------------------------------------
In Person          Public Reference Room
                   Securities and Exchange Commission,
                   Washington, D.C.

                   (Call 1-800-SEC-0330
                   for more information.)
--------------------------------------------------------------------------------
By Internet        http://www.sec.gov
                   http://institutionalfunds.scudder.com
                   e-mail address: ifunds@scudder.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).


Investment Company Act file number: 811-3495


[SOY INK LOGO] PRINTED WITH             [RECYCLE LOGO] Printed on recycled paper
               SOY INK

SIS-1
PRC403599

These funds are managed to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

No-load/No Sales Charges

Mutual funds:
o     are not FDIC-insured
o     have no bank guarantees
o     may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    SCUDDER

                               [GRAPHIC OMITTED]

Managed Shares

Scudder Money Market
Series (023)

Scudder Tax Free Money
Market Series (025)

Scudder Government
Money Market Series (024)

                                  Prospectus

                                  May 1, 1999

                                          Contents

                                   1      Money Market Investing
--------------------------------------------------------------------------------

                                   1      About the Funds
--------------------------------------------------------------------------------
                                   1      Scudder Money Market Series
                                   5      Scudder Tax Free Money Market Series
                                   9      Scudder Government Money Market Series
                                  12      Financial highlights
                                  15      A message from the President
                                  16      Investment adviser
                                  18      Distributions
                                  18      Taxes

                                  20      About Your Investment
--------------------------------------------------------------------------------
                                  20      Transaction information
                                  21      Buying and selling shares
                                  22      Purchases
                                  23      Exchanges and redemptions
                                  24      Investment products and services

Money Market Investing


Each fund is managed to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series is managed to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in diversified pools of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. The funds' yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) some checkwriting privileges, (iii) to invest for less than three years or (iv) to invest the cash portion of their overall portfolio.


About the Funds

Scudder Money Market Series

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

These money market securities consist of:

o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,

o     taxable and tax-exempt municipal obligations,

o     corporate and bank obligations,

o     certificates of deposit,

o     bankers' acceptances and

o     variable amount master demand notes.


The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. In addition, the fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.


In selecting securities, the fund's portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across a broad range of industry sectors and issuers.


Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

To the extent that the fund invests in obligations of foreign banks, these investments may involve greater risks than those affecting U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the Managed Shares class of the fund by illustrating how the Managed Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............8.93%
1990 .............7.92%
1991 .............6.07%
1992 .............3.74%
1993 .............2.81%
1994 .............3.86%
1995 .............5.57%
1996 .............4.97%
1997 .............5.21%
1998 .............5.33%


For the periods included in the bar chart, Managed Shares' highest return for a calendar quarter was 2.31% (the second quarter of 1989), and Managed Shares' lowest return for a calendar quarter was 0.69% (the second quarter of 1993).

Managed Shares' year-to-date total return as of March 31, 1999 was 1.19%.

To obtain the current 7-day yield, please call 1-800-553-6360.

Average annual total returns

For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   5.33%

Five Year                                                  4.99%

Ten Year                                                   5.43%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.23%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.48%**
--------------------------------------------------------------------------------
Expense waiver                                                        0.05%**
--------------------------------------------------------------------------------
Net expenses                                                          0.43%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** The Adviser has contractually agreed to waive 0.05% of its management fee through April 30, 2000. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee.

Example

This example is to help you compare the cost of investing in Managed Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   44
--------------------------------------------------------------------------------
Three Years                                              $  149
--------------------------------------------------------------------------------
Five Years                                               $  264
--------------------------------------------------------------------------------
Ten Years                                                $  599
--------------------------------------------------------------------------------

Scudder Tax Free Money Market Series

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)


The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change in one obligation may also affect the fund's other obligations. The fund may also invest in excess of 25% of its assets in industrial development bonds.

In selecting high quality securities, the portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

For temporary defensive purposes, the fund may invest up to 20% of the current value of its total assets in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.


Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities might lose tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

To the extent that the fund invests in taxable securities, a portion of its income would be taxable.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance


The chart and table below provide some indication of the risks of investing in the Managed Shares class of the fund by illustrating how the Managed Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............5.91%
1990 .............5.47%
1991 .............4.20%
1992 .............2.56%
1993 .............1.85%
1994 .............2.29%
1995 .............3.30%
1996 .............2.88%
1997 .............3.07%
1998 .............3.10%


For the periods included in the bar chart, Managed Shares' highest return for a calendar quarter was 1.58% (the second quarter of 1989), and Managed Shares' lowest return for a calendar quarter was 0.43% (the first quarter of 1994).

Managed Shares' year-to-date total return as of March 31, 1999 was 0.61%.

To obtain the current 7-day yield, please call 1-800-553-6360.

Average annual total returns

For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   3.10%
Five Year                                                  2.93%
Ten Year                                                   3.45%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                              NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.26%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.51%**
--------------------------------------------------------------------------------
Expense waiver                                                        0.10%**
--------------------------------------------------------------------------------
Net expenses                                                          0.41%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** The Adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2000.

Example

This example is to help you compare the cost of investing in Managed Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   42
--------------------------------------------------------------------------------
Three Years                                              $  153
--------------------------------------------------------------------------------
Five Years                                               $  275
--------------------------------------------------------------------------------
Ten Years                                                $  631
--------------------------------------------------------------------------------

Scudder Government Money Market Series

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Main risks


As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the Managed Shares class of the fund by illustrating how the Managed Shares class has performed. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............8.81%
1990 .............7.73%
1991 .............5.65%
1992 .............3.51%
1993 .............2.68%
1994 .............3.75%
1995 .............5.49%
1996 .............4.91%
1997 .............5.02%
1998 .............4.89%


For the periods included in the bar chart, Managed Shares' highest return for a calendar quarter was 2.27% (the second quarter of 1989), and Managed Shares' lowest return for a calendar quarter was 0.65% (the second quarter of 1993).

Managed Shares' year-to-date total return as of March 31, 1999 was 1.11%.

To obtain the current 7-day yield, please call 1-800-553-6360.

Average annual total returns

For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   4.89%
Five Year                                                  4.81%
Ten Year                                                   5.23%
--------------------------------------------------------------------------------

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.52%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.77%**
--------------------------------------------------------------------------------
Expense waiver                                                        0.15%**
--------------------------------------------------------------------------------
Net expenses                                                          0.62%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** The Adviser has contractually agreed to waive 0.15% of its management fee through April 30, 2000.


Example

This example is to help you compare the cost of investing in Managed Shares of the fund with the cost of investing in other mutual funds.


This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   63
--------------------------------------------------------------------------------
Three Years                                              $  231
--------------------------------------------------------------------------------
Five Years                                               $  413
--------------------------------------------------------------------------------
Ten Years                                                $  940
--------------------------------------------------------------------------------

Financial highlights


The financial highlights tables are intended to help you understand each fund's Managed Shares' financial performance for the periods indicated. Certain information reflects financial results for a single class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the Managed Shares of a fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with financial statements, is included in each annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


Scudder Money Market Series

-----------------------------------------------------------------------------------------------------
                                                             Years Ended December 31,
Managed Shares (b)                           1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................      $1.000       $1.000       $1.000       $1.000       $1.000

Net investment income ...............        .052         .051         .049         .054         .038

Distributions from net
  investment income .................       (.052)       (.051)       (.049)       (.054)       (.038)

Net asset value, end of period ......      $1.000       $1.000       $1.000       $1.000       $1.000
-----------------------------------------------------------------------------------------------------
Total Return (%) (a) ................        5.33         5.21         4.97         5.57         3.86

Ratios and Supplemental Data

Net assets, end of period
  ($ millions) ......................         328          369          431          372          367

Ratio of operating expenses, net
  to average daily net assets (%) ...         .38          .49          .55          .55          .55

Ratio of operating expenses
  before expense reductions to
  average daily net assets (%) ......         .48          .59          .62          .68          .68

Ratio of net investment income
  to average daily net assets (%) ...        5.20         5.00         4.86         5.45         3.84

(a)   Total returns are higher due to maintenance of the fund's expenses.

(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the fund outstanding on such date were redesignated as the Managed Shares of the fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the fund prior to such redesignation.

--------------------------------------------------------------------------------

Scudder Tax Free Money Market Series

-----------------------------------------------------------------------------------------------------
                                                             Years Ended December 31,
Managed Shares (b)                           1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................      $1.000       $1.000       $1.000       $1.000       $1.000

Net investment income ...............        .031         .030         .028         .032         .023

Distributions from net
  investment income and net
  realized capital gains ............       (.031)       (.030)       (.028)       (.032)       (.023)

Net asset value, end of period ......      $1.000       $1.000       $1.000       $1.000       $1.000
-----------------------------------------------------------------------------------------------------
Total Return (%) ....................        3.10(a)      3.07(a)      2.88         3.30         2.29

Ratios and Supplemental Data

Net assets, end of period
  ($ millions) ......................         125          177          165          138          125

Ratio of operating expenses, net
  to average daily net assets (%) ...         .41          .65          .72          .79          .77

Ratio of operating expenses
  before expense reductions to
  average daily net assets (%) ......         .51          .74          .72          .79          .77

Ratio of net investment income
  to average daily net assets (%) ...        3.07         2.99         2.84         3.25         2.26

(a)   Total return is higher due to maintenance of the fund's expenses.

(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the fund outstanding on such date were redesignated as the Managed Shares of the fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the fund prior to such redesignation.

--------------------------------------------------------------------------------

Scudder Government Money Market Series

-----------------------------------------------------------------------------------------------------
                                                             Years Ended December 31,
Managed Shares (b)                           1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................      $1.000       $1.000       $1.000       $1.000       $1.000

Net investment income ...............        .048         .049         .048         .054         .037

Distributions from net
  investment income .................       (.048)       (.049)       (.048)       (.054)       (.037)

Net asset value, end of period ......      $1.000       $1.000       $1.000       $1.000       $1.000
-----------------------------------------------------------------------------------------------------
Total Return (%) (a) ................        4.89         5.02         4.91         5.49         3.75

Ratios and Supplemental Data

Net assets, end of period
  ($ millions) ......................          33           29           28           50           69

Ratio of operating expenses, net
  to average daily net assets (%) ...         .62          .55          .55          .55          .55

Ratio of operating expenses
  before expense reductions, to
  average daily net assets (%) ......         .77          .84          .77          .86          .84

Ratio of net investment income
  to average daily net assets (%) ...        4.82         4.93         4.81         5.36         3.61

(a)   Total return is higher due to maintenance of the fund's expenses.

(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the fund outstanding on such date were redesignated as the Managed Shares of the fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the fund prior to such redesignation.

A message from the President

         [PHOTO]

Edmond D. Villani, President
  and CEO, Scudder Kemper
     Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds: IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Investment adviser


Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), Two International Place, Boston, MA, to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser actively manages your investment in a fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Money Market Series

The Adviser has contractually agreed to waive 0.05% of its investment management fee through April 30, 2000. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.

Scudder Tax Free Money Market Series

The Adviser has contractually agreed to waive 0.10% of its investment management fee through April 30, 2000. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.

Scudder Government Money Market Series

The Adviser has contractually agreed to waive 0.15% of its investment management fee through April 30, 2000. As a result, the Adviser received an investment management fee of 0.10% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.


Portfolio management

Each fund is managed by a team of investment professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund, as indicated:

Scudder Money Market Series


                            Joined the
Name and Title                 Fund     Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1998     Joined the Adviser in 1973 and began
Lead Manager                            his investment career at that time. He
                                        has been responsible for the trading
                                        and portfolio management of money
                                        market funds since 1974.

Dean Meddaugh                  1999     Joined the Adviser in 1996 as a money
Manager                                 market trader, and in 1998 became a
                                        money market manager. He began his
                                        investment career in 1994 as an
                                        accountant for an unaffiliated
                                        investment management firm.
--------------------------------------------------------------------------------


Scudder Tax Free Money Market Series


                            Joined the
Name and Title                 Fund     Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1998     Joined the Adviser in 1973 and began his
Lead Manager                            investment career at that time. He has
                                        been responsible for the trading and
                                        portfolio management of money market
                                        funds since 1974.

Jerri I. Cohen                 1998     Joined the Adviser in 1981 as an
Manager                                 accountant and began her investment
                                        career in 1992 as a money market trader.
--------------------------------------------------------------------------------


Scudder Government Money Market Series


                            Joined the
Name and Title                 Fund     Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1998     Joined the Adviser in 1973 and began his
Lead Manager                            investment career at that time. He has
                                        been responsible for the trading and
                                        portfolio management of money market
                                        funds since 1974.

Geoffrey Gibbs                 1999     Joined the Adviser in 1996 as a trader
Manager                                 for money market funds and began his
                                        investment career in 1994.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which the funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the funds' business and operations, such as problems with calculating net asset value and difficulties in implementing the funds' purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a fund or on global markets or economies generally.

Distributions


The funds' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among funds are also taxable events.


Taxes


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of how long shareholders have owned the shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt interest income from Scudder Tax Free Money Market Series are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax. Scudder Tax Free Money Market Series may invest a limited portion of its assets in securities that do not generate tax-exempt income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount shortly before the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.


Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. and, for Scudder Money Market Series and Scudder Government Money Market Series, as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class. In calculating the net asset value per share, each fund uses the amortized cost value.

Processing time


All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange (2:00 p.m. for Scudder Tax Free Money Market Series) will be executed at the next determined net asset value. All other requests that are in good order will be executed the following business day.


Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-553-6360.

Purchase restrictions

Scudder Money Market Series, Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject or limit purchases of shares (including exchanges) for any reason.

Minimum balances


Initial minimum investment in these shares is $100,000. Shareholders should maintain a share balance worth at least $100,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $100,000 for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Checkwriting


You may redeem shares by writing checks against your account balance for at least $1,000. Your fund investments will continue to earn dividends until your check is presented to the particular fund for payment.

Checks will be returned by the funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.


Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account


The minimum initial investment for Managed Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series is $100,000, and $100,000 for IRAs.

--------------------------------------------------------------------------------
By Mail              Send your completed and signed application and check

                     by regular mail to:         The Scudder Funds
                                                 P.O. Box 2291
                                                 Boston, MA 02107-2291

                     or by express, registered,  The Scudder Funds
                     or certified mail to:       66 Brooks Drive
                                                 Braintree, MA 02184
--------------------------------------------------------------------------------
By Wire              Call 1-800-553-6360 for instructions.
--------------------------------------------------------------------------------
In Person            Visit one of our Investor Centers to complete your
                     application with the help of a Scudder representative.
                     Investor Centers are located in Boca Raton, Boston,
                     Chicago, New York and San Francisco.
--------------------------------------------------------------------------------


To buy additional shares


The minimum additional investment for Managed Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and/or Scudder Government Money Market Series is $1,000, and $100 for IRAs.

--------------------------------------------------------------------------------
By Mail               Send a check with a Scudder investment slip, or with a
                      letter of instruction including your account number and
                      the complete fund and class name, to the appropriate
                      address listed above.
--------------------------------------------------------------------------------
By Wire               Call 1-800-553-6360 for instructions.
--------------------------------------------------------------------------------
In Person             Visit one of our Investor Centers to make an additional
                      investment in your Scudder fund account. Investor Center
                      locations are listed above.
--------------------------------------------------------------------------------
By Telephone          Call 1-800-343-2890 for instructions.
--------------------------------------------------------------------------------
By Automatic          You may arrange to make investments of $50 or more on a
Investment Plan       regular basis through automatic deductions from your bank
                      checking account. Please call 1-800-553-6360 for more
                      information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares


The minimum investments are $100,000 to establish a new account and $1,000 to exchange among existing accounts.


--------------------------------------------------------------------------------
By Telephone       To speak with a service representative, call 1-800-553-6360 from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), The
                   Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail or Fax     Print or type your instructions and include:
                    - the name of the fund and class and the account number you are exchanging from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to
                      exchange;
                    - the name of the fund and class you are exchanging into;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.

                   Send your instructions       The Scudder Funds
                   by regular mail to:          P.O. Box 2291
                                                Boston, MA 02107-2291

                   or by express, registered,   The Scudder Funds
                   or certified mail to:        66 Brooks Drive
                                                Braintree, MA 02184

                   or by fax to:                1-800-821-6234
--------------------------------------------------------------------------------

To sell shares


--------------------------------------------------------------------------------
By Telephone       To speak with a service representative, call 1-800-553-6360 from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), The
                   Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to
                   $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Checkwriting    You may redeem shares by writing checks against your account balance as often as you like for at least $1,000, but not
                   more than $5,000,000.
--------------------------------------------------------------------------------
By Mail or Fax     Send your instructions for redemption to the appropriate
                   address or fax number above and include:
                    - the name of the fund and class and account number you are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------
By Automatic       You may arrange to receive automatic cash payments
Withdrawal         periodically. Call 1-800-225-5163 for more information and an
Plan               enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds[
--------------------------------------------------------------------------------

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
    Prime Reserve Shares*
    Premium Shares*
    Managed Shares*
  Scudder Government Money Market Series -- Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series -- Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Select 1000 Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund
  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs                     Education Accounts
-------------------                     ------------------
Traditional IRA                         Education IRA
Roth IRA                                UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan**[[
  Scudder Horizon Advantage**[[[

Closed-End Funds#
--------------------------------------------------------------------------------
The Argentina Fund, Inc.
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

-----------

[ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*     A class of shares of the fund.

**    Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

[[ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

[[[ A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Additional information about the funds may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Services Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Telephone       Call Scudder Investor Relations at 1-800-225-2470
                   or
                   For existing Scudder investors, call the Scudder Automated
                   Information Line (SAIL) at 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail            Scudder Investor Services, Inc.
                   Two International Place Boston, MA 02110-4103
                   or
                   Public Reference Section Securities and Exchange Commission,
                   Washington, D.C. 20549-6009
                   (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person          Public Reference Room
                   Securities and Exchange Commission,
                   Washington, D.C.
                   (Call 1-800-SEC-0330
                   for more information.)
--------------------------------------------------------------------------------
By Internet        http://www.sec.gov
                   http://www.scudder.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-3495


[SOY INK LOGO] PRINTED WITH             [RECYCLE LOGO] Printed on recycled paper
               SOY INK

320-2-59
PRC023599

Money market mutual funds managed to provide monthly income while maintaining liquidity and stability of capital.

No-Load/No Sales Charge


Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    SCUDDER

                               [GRAPHIC OMITTED]

Scudder Cash Investment
Trust (065)

Scudder U.S. Treasury
Money Fund (059)

Scudder Tax Free Money
Fund (071)

Scudder Money Market
Series


o    Prime Reserve Money Market
     Shares (309)

o    Premium Money Market
     Shares (402)


                                  Prospectus

                                  May 1, 1999

                                          Contents



                                   1      Money Market Investing
--------------------------------------------------------------------------------



                                   1      About the Funds
--------------------------------------------------------------------------------


                                   1      Scudder Cash Investment Trust
                                           Minimum initial investment: $2,500

                                   5      Scudder U.S. Treasury Money Fund
                                           Minimum initial investment: $2,500

                                   8      Scudder Tax Free Money Fund
                                           Minimum initial investment: $2,500

                                  12      Scudder Money Market Series
                                           Prime Reserve Money Market Shares
                                           Minimum initial investment: $10,000
                                           Premium Money Market Shares
                                           Minimum initial investment: $25,000


                                  18      Financial highlights

                                  23      A message from the President

                                  24      Investment adviser

                                  27      Distributions

                                  27      Taxes


                                  28      About Your Investment
--------------------------------------------------------------------------------
                                  28      Transaction information

                                  30      Buying and selling shares

                                  30      Purchases

                                  32      Exchanges and redemptions

                                  34      Investment products and services


                                  36      Trustees and Officers

                                  37      Directors and Officers

Money Market Investing


The funds presented in this prospectus are each money market mutual funds that are managed to provide investors with monthly income while maintaining liquidity and stability of capital. Money market funds are conservative investments. Each fund invests in a diversified pool of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. Each fund distributes income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. The funds' yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) some checkwriting privileges, (iii) to invest for less than three years or (iv) to invest the cash portion of their overall portfolio.


While the objectives and policies of these funds may be similar, they have different features, including different initial investment requirements. These funds are presented together so that you can understand their important differences and decide which fund and class, if applicable, is most suitable for your investment needs.


About the Funds


Scudder Cash Investment Trust

Investment objectives

The fund seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income.


Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies


The fund pursues its goal by investing exclusively in a broad range of high quality, short-term securities that are U.S. dollar-denominated. The fund maintains a dollar-weighted average maturity of 90 days or less.

These high quality securities include:

o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,

o     obligations of organizations such as the World Bank,

o     certain corporate and bank obligations,

o instruments whose credit has been enhanced by banks, insurance companies or other corporate entities,

o     asset-backed securities and


o     municipal securities.


The fund generally invests only in securities with credit ratings in the two highest short-term categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.


In selecting securities, the fund's portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.


Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objectives.


Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across a broad range of industry sectors and issuers.


Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............8.86%
1990 .............7.84%
1991 .............5.96%
1992 .............3.51%
1993 .............2.58%
1994 .............3.70%
1995 .............5.25%
1996 .............4.70%
1997 .............4.85%
1998 .............4.83%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 2.30% (the second quarter of 1989), and the fund's lowest return for a calendar quarter was 0.62% (the second quarter of 1993).

The fund's year-to-date total return as of 3/31/99 was 1.04%.


To obtain the current 7-day yield please call 1-800-343-2890.

Average annual total returns


For periods ended
December 31, 1998                      Fund
--------------------------------------------------------------------------------
One Year                               4.83%
Five Years                             4.66%
Ten Years                              5.19%
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                           NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.42%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.53%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              0.95%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** Through September 30, 1999, total fund operating expenses are contractually maintained by the Adviser at 0.85%.


Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                   $    97
--------------------------------------------------------------------------------
Three Years                                                $   303
--------------------------------------------------------------------------------
Five Years                                                 $   525
--------------------------------------------------------------------------------
Ten Years                                                  $ 1,166
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Fund

Investment objectives

The fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income.


Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.


Main investment strategies


The fund pursues its goal by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of principal and interest) and repurchase agreements backed fully by U.S. Treasury securities. At least 80% of the fund's total assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities. The interest earned on U.S. Government securities in which the fund invests (not repurchase agreements) is typically exempt from state and local income taxes. (Most, but not all, states allow this tax-exempt character of the fund's income to pass through to shareholders, so that distributions from the fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the fund. Shareholders should consult their own tax advisers.) The fund only invests in U.S. dollar-denominated securities and it maintains a dollar-weighted average maturity of 90 days or less.


The fund selects securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements. In addition, the portfolio managers attempt to increase income and manage risk by investing in securities of varying maturities.


Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objectives.


Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies

The fund minimizes credit risk by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government and repurchase agreements backed fully by U.S. Treasury securities.

Main Risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Past performance


The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............8.27%
1990 .............7.34%
1991 .............5.66%
1992 .............3.36%
1993 .............2.56%
1994 .............3.52%
1995 .............5.22%
1996 .............4.62%
1997 .............4.67%
1998 .............4.78%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 2.14% (the second quarter of 1989), and the fund's lowest return for a calendar quarter was 0.63% (the first quarter of 1993).

The fund's year-to-date total return as of 3/31/99 was 1.02%.


To obtain the current 7-day yield please call 1-800-343-2890.

Average annual total returns


For periods ended
December 31, 1998                      Fund
--------------------------------------------------------------------------------
One Year                              4.78%
Five Years                            4.56%
Ten Years                             4.99%
--------------------------------------------------------------------------------


Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                           NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.50%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.50%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              1.00%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** Through September 30, 1999 total fund operating expenses are contractually maintained by the Adviser at 0.65%.


Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                   $   102
--------------------------------------------------------------------------------
Three Years                                                $   318
--------------------------------------------------------------------------------
Five Years                                                 $   552
--------------------------------------------------------------------------------
Ten Years                                                  $ 1,225
--------------------------------------------------------------------------------

Scudder Tax Free Money Fund

Investment objectives

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities.


Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.


Main investment strategies


While the fund normally expects to be fully invested in municipal securities, it is a policy of the fund, which may not be changed without a vote of shareholders, to invest at least 80% of its net assets in short-term municipal securities. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.) In addition, the fund may not invest more than 20% of its net assets in securities whose investment income is subject to the alternative minimum tax. The fund maintains an average dollar-weighted maturity of 90 days or less.


The municipal securities in which the fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. The fund also may invest more than 25% of its assets in industrial development or other private activity bonds, and, on a temporary basis, up to 20% in cash and cash equivalents and certain short-term taxable securities.

The fund generally invests only in securities with credit ratings in the two highest categories as determined by two or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.


In selecting securities, the fund's portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.


Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objectives.

Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies

The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

As an extreme defensive measure, the fund may invest more than 20% of its assets in cash and cash equivalents and in temporary investments of certain short-term taxable securities.

Main Risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.


To the extent that the fund invests in taxable securities, a portion of its income would be taxable. Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance


The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1989 .............5.82%
1990 .............5.44%
1991 .............4.20%
1992 .............2.54%
1993 .............1.86%
1994 .............2.26%
1995 .............3.27%
1996 .............2.91%
1997 .............3.10%
1998 .............2.92%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 1.52% (the second quarter of 1989), and the fund's lowest return for a calendar quarter was 0.43% (the first quarter of 1994).

The fund's year-to-date total return as of 3/31/99 was 0.58%.


To obtain the current 7-day yield please call 1-800-343-2890.


Average annual total returns

For periods ended
December 31, 1998                     Fund
--------------------------------------------------------------------------------
One Year                              2.92%
Five Years                            2.89%
Ten Years                             3.42%
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                           NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.50%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.21%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              0.71%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."


** Through September 30, 1999, total fund operating expenses are contractually maintained by the Adviser at 0.65%.


Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                   $    73
--------------------------------------------------------------------------------
Three Years                                                $   227
--------------------------------------------------------------------------------
Five Years                                                 $   395
--------------------------------------------------------------------------------
Ten Years                                                  $   883
--------------------------------------------------------------------------------

Scudder Money Market Series:


Prime Reserve Money Market Shares

Premium Money Market Shares


Investment objectives

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.


Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.


Main investment strategies


Premium Money Market Shares and Prime Reserve Money Market Shares are both classes of Scudder Money Market Series. The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.


These money market securities consist of:

o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,

o     taxable and tax-exempt municipal obligations,

o     corporate and bank obligations,

o     certificates of deposit,

o     bankers' acceptances and

o     variable amount master demand notes.


The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. In addition, the fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

In selecting securities, the fund's portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.


A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.


Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objectives.


Other investments


To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).


Risk management strategies


The fund manages credit risk by investing only in high quality securities whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across many industry sectors and issuers.


Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

To the extent that the fund invests in obligations of foreign banks, these investments may involve greater risks than those affecting U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance

As the Prime Reserve Money Market Shares class of the fund commenced operations on October 15, 1998, it did not have a full calendar year of performance to report as of the date of this prospectus.

The chart and table below provide some indication of the risks of investing in the fund by illustrating how Premium Money Market Shares class of the fund has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

    [The following information was represented by a bar graph in the printed materials.]

1998 .............5.46%

For the period included in the bar chart, Premium Money Market Shares' highest return for a calendar quarter was 1.39% (the third quarter of 1998), and Premium Money Market Shares' lowest return for a calendar quarter was 1.29% (the fourth quarter of 1998).

Premium Money Market Shares' year-to-date total return as of 3/31/99 was 1.20%.


To obtain the current 7-day yield please call 1-800-343-2890.


Average annual total returns

For periods ended                Premium Money Market
December 31, 1998                       Shares
--------------------------------------------------------------------------------
One Year                                5.46%
Since Inception (7/7/97)                5.46%
--------------------------------------------------------------------------------

Prime Reserve Money Market Shares


Fee and expense information

This information is designed to help you understand the estimated fees and expenses that you may pay if you buy and hold Prime Reserve Money Market Shares of the fund.


--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                           NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.25%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.20%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              0.45%**
--------------------------------------------------------------------------------
Expense reimbursement                                             0.05%
--------------------------------------------------------------------------------
Net expenses                                                      0.40%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** The inception date of the fund's Prime Reserve Money Market Shares is 10/15/98. Accordingly, "Other expenses" are estimated based on amounts incurred by the fund during the fiscal year ended 12/31/98, prior to the creation of Prime Reserve Money Market Shares. Through April 30, 2000, the Adviser has contractually agreed to waive 0.05% of its management fee. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee.


Example


This example is to help you compare the cost of investing in Prime Reserve Money Market Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the estimated expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                   $   41
--------------------------------------------------------------------------------
Three Years                                                $  139
--------------------------------------------------------------------------------
Five Years                                                 $  247
--------------------------------------------------------------------------------
Ten Years                                                  $  562
--------------------------------------------------------------------------------


Premium Money Market Shares

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premium Money Market Shares of the fund.


--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                           NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.25%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.10%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              0.35%**
--------------------------------------------------------------------------------
Expense reimbursement                                             0.05%
--------------------------------------------------------------------------------
Net expenses                                                      0.30%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** Through April 30, 2000, the Adviser has contractually agreed to waive 0.05% of its management fee. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee.

Example


This example is to help you compare the cost of investing in Premium Money Market Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                   $   31
--------------------------------------------------------------------------------
Three Years                                                $  107
--------------------------------------------------------------------------------
Five Years                                                 $  191
--------------------------------------------------------------------------------
Ten Years                                                  $  438
--------------------------------------------------------------------------------

Financial highlights


The financial highlights table for each fund or class is intended to help you understand financial performance for the periods indicated. Certain information reflects financial results for a single fund or class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in a fund or class assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with financial statements, is included in each annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


Scudder Cash Investment Trust

------------------------------------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended
                                   December
                                      31,                                       Years Ended June 30,
                                    1998(a)             1998             1997          1996          1995          1994
------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period ....................       $1.000             $1.000           $1.000        $1.000        $1.000        $1.000

Net investment income .......         .023               .048             .046          .048          .048          .027

Less distributions
  from net investment
  income and net realized
  capital gains (b) .........        (.023)             (.048)           (.046)        (.048)        (.048)        (.027)

Net asset value, end
  of period .................       $1.000             $1.000           $1.000        $1.000        $1.000        $1.000
------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............         2.37**(c)          4.92(c)          4.73          4.89          4.90          2.77

Ratios and
Supplemental Data

Net assets, end of
  period ($ millions) .......        1,170              1,182            1,431         1,387         1,520         1,430

Ratio of operating
  expenses, net to
  average daily net
  assets (%) ................          .85*               .85              .86           .83           .78           .82

Ratio of operating
  expenses before
  expense reduction,
  to average daily
  net assets (%) ............         1.01*               .95              .86           .83           .78           .82

Ratio of net
  investment income
  to average daily net
  assets (%) ................         4.65*              4.82             4.63          4.79          4.84          2.78

(a)   Unaudited

(b)   Net realized capital gains were less than 6/10 of $.01 per share.

(c)   Total return would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Fund

-----------------------------------------------------------------------------------------------------
                                  Six
                                 Months
                                 Ended
                                December
                                   31,                          Years Ended June 30,
                                 1998(a)        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period ...................     $1.000        $1.000      $1.000      $1.000      $1.000      $1.000

Net investment
  income ...................       .023          .047        .045        .048        .046        .027

Less distributions
  from net investment
  income and net
  realized gains on
  investment
  transactions (b) .........      (.023)        (.047)      (.045)      (.048)      (.046)      (.027)

Net asset value,
  end of period ............     $1.000        $1.000      $1.000      $1.000      $1.000      $1.000
-----------------------------------------------------------------------------------------------------
Total Return (%) (c) .......       2.33**        4.83        4.58        4.91        4.70        2.74

Ratios and
Supplemental Data

Net assets, end of
  period ($ millions) ......        419           389         399         396         383         383

Ratio of operating
  expenses, net to
  average daily net
  assets (%) ...............        .65*          .65         .65         .65         .65         .65

Ratio of operating
  expenses before
  expense reductions, to
  average daily net
  assets (%) ...............       1.07*         1.00         .94         .92         .90         .90

Ratio of net investment
  income to average
  daily net assets (%) .....       4.56*         4.72        4.49        4.80        4.61        2.75

(a)   Unaudited

(b)   Net realized capital gains were less than 6/10 of 1(cent) per share.

(c)   Total returns would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

Scudder Tax Free Money Fund

-----------------------------------------------------------------------------------------------------------
                                                                Years Ended December 31,
                                         1998            1997            1996            1995         1994
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................      $1.000          $1.000          $1.000          $1.000       $1.000

Net investment income ............        .029            .031            .029            .032         .022

Less distributions from net
  investment income (a) ..........       (.029)          (.031)          (.029)          (.032)       (.022)

Net asset value, end of period ...      $1.000          $1.000          $1.000          $1.000       $1.000
-----------------------------------------------------------------------------------------------------------
Total Return (%) .................        2.92(b)         3.10(b)         2.91(b)         3.27         2.26

Ratios and Supplemental Data

Net assets, end of period
  ($ millions) ...................         249             283             220             239          257

Ratio of operating expenses net,
  to average daily net
  assets (%) .....................         .65             .65             .70             .75          .77

Ratio of operating expenses
  before expense reductions to
  average daily net assets .......         .71             .76             .75             .75          .77

Ratio of net investment income
  to average daily net
  assets (%) .....................        2.87            3.06            2.86            3.21         2.24

(a) Net realized capital gains (losses) were less than 6/10 of 1 cent per share.

(b)   Total returns may have been lower had certain expenses not been reduced.
--------------------------------------------------------------------------------

Scudder Money Market Series

Prime Reserve Money Market Shares

--------------------------------------------------------------------------------
                                                     For the Period October 15,
                                                     1998 (commencement of sale
                                                       of Prime Reserve Money
                                                         Market Shares) to
                                                            December 31,
                                                                1998
--------------------------------------------------------------------------------
Net asset value, beginning of period ..............            $1.000

Net investment income .............................              .011

Distributions from net investment income ..........             (.011)

Net asset value, end of period ....................            $1.000
--------------------------------------------------------------------------------
Total Return (%) (a) ..............................              1.06**

Ratios and Supplemental Data

Net assets, end of period ($ millions) ............                12

Ratio of operating expenses, net to average
  daily net assets (%) ............................               .31*

Ratio of operating expenses before expense
  reductions, to average daily net assets (%) .....               .45*

Ratio of net investment income to average
  daily net assets (%) ............................              4.95*

(a)   Total return is higher due to maintenance of the fund's expenses.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

Scudder Money Market Series

Premium Money Market Shares

--------------------------------------------------------------------------------
                                                                 For the Period
                                                                  July 7, 1997
                                                                (commencement of
                                                                 sale of Premium
                                                                   Money Market
                                                 Year Ended         Shares) to
                                                December 31,       December 31,
                                                    1998               1997
--------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $1.000             $1.000

Net investment income ..........................    .053               .026

Distributions from net investment income .......   (.053)             (.026)

Net asset value, end of period .................  $1.000             $1.000
--------------------------------------------------------------------------------
Total Return (%) (a) ...........................    5.46               2.62**

Ratios and Supplemental Data

Net assets, end of period ($ millions) .........     808                335

Ratio of operating expenses, net
to average daily net assets (%) ................     .24                .38*

Ratio of operating expenses before expense
reductions, to average daily net assets (%) ....     .35                .43*

Ratio of net investment income to
average daily net assets (%) ...................    5.31               5.50*

(a)   Total return is higher due to maintenance of the fund's expenses.

*     Annualized

**    Not annualized
--------------------------------------------------------------------------------

A message from the President

         [PHOTO]

Edmond D. Villani, President
  and CEO, Scudder Kemper
     Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds: IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Investment adviser

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser") Two International Place, Boston, MA, to manage each fund's daily investment and business affairs subject to the policies established by each fund's Board. The Adviser actively manages each fund's investment. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Cash Investment Trust


The Adviser has contractually agreed to maintain the annualized expenses of the fund at no more than 0.85% of the average daily net assets of the fund through September 30, 1999. As a result, the Adviser received an investment management fee of 0.32% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.


Scudder U.S. Treasury Money Fund


The Adviser has contractually agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund through September 30, 1999. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.


Scudder Tax Free Money Fund


The Adviser has contractually agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund through September 30, 1999. As a result, the Adviser received an investment management fee of 0.43% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.


Scudder Money Market Series:


Prime Reserve Money Market Shares
Premium Money Market Shares

The Adviser has contractually agreed to waive 0.05% of its management fee from Scudder Money Market Series through April 30, 2000. In addition, from time to time, the Adviser may voluntarily waive an additional portion of its management fee. As a result, for Prime Reserve Money Market Shares, the Adviser received a management fee of 0.11% of the average daily net assets of the fund for the fiscal year ended December 31, 1998. For Premium Money Market Shares the Adviser received a management fee of 0.14% of the average daily net assets on an annual basis of the fund for the fiscal year ended

December 31, 1998. The effective management fee rate differs for the two classes based on the October 15, 1998 inception date of Prime Reserve Money Market Shares.


Portfolio management


Each fund is managed by a team of investment professionals each of whom plays an important role in a fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund as indicated:


Scudder Cash Investment Trust


Name and Title               Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.           1998        Joined the Adviser in 1973 as a
Lead Manager                                   money market specialist and began
                                               his investment career at that
                                               time. He has been responsible for
                                               the trading and portfolio
                                               management of money market funds
                                               since 1974.

Dean Meddaugh                      1999        Joined the Adviser in 1996 as a
Manager                                        money market trader, and in 1998
                                               became a money market manager. He
                                               began his investment career in
                                               1994 as an accountant for an
                                               unaffiliated investment
                                               management firm.
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Fund


Name and Title               Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.           1998        Joined the Adviser in 1973 as a
Lead Manager                                   money market specialist and began
                                               his investment career at that
                                               time. He has been responsible for
                                               the trading and portfolio
                                               management of money market funds
                                               since 1974.

Dean Meddaugh                      1999        Joined the Adviser in 1996 as a
Manager                                        money market trader, and in 1998
                                               became a money market manager. He
                                               began his investment career in
                                               1994 as an accountant for an
                                               unaffiliated investment
                                               management firm.
--------------------------------------------------------------------------------


Scudder Tax Free Money Fund


Name and Title               Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.           1998        Joined the Adviser in 1973 as a
Lead Manager                                   money market specialist and began
                                               his investment career at that
                                               time. He has been responsible for
                                               the trading and portfolio
                                               management of money market funds
                                               since 1974.

Jerri I. Cohen                     1998        Joined the Adviser in 1981 as an
Manager                                        accountant and began her
                                               investment career in 1992 as a
                                               money market trader.
--------------------------------------------------------------------------------

Scudder Money Market Series

Name and Title               Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.           1998        Joined the Adviser in 1973 as a
Lead Manager                                   money market specialist and began
                                               his investment career at that
                                               time. He has been responsible for
                                               the trading and portfolio
                                               management of money market funds
                                               since 1974.

Dean Meddaugh                      1999        Joined the Adviser in 1996 as a
Manager                                        money market trader, and in 1998
                                               became a money market manager. He
                                               began his investment career in
                                               1994 as an accountant for an
                                               unaffiliated investment
                                               management firm.
--------------------------------------------------------------------------------

Year 2000 readiness


Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the funds' business and operations, such as problems with calculating net asset value and difficulties in implementing the funds' purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a fund or on global markets or economies generally.


Distributions

The funds' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends ordinarily will vary from one class of Scudder Money Market Series to another.


A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among funds are also taxable events.


Taxes


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt interest income from Scudder Tax Free Money Fund are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax. Scudder Tax Free Money Fund may invest a limited portion of its assets in securities that do not generate tax-exempt income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount shortly before the date of a distribution because you may receive part of your investment back as a taxable distribution.


A sale or exchange of shares is a taxable event and may result in a capital gain or loss, which may be long-term or short-term, generally depending on how long you owned the shares.

Each fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in a fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share for all funds as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading. For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, Scudder Fund Accounting Corporation also determines net asset value per share as of noon, eastern time, on each day the New York Stock Exchange is open for trading.


Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable fund or class, less all liabilities attributable to that fund or class, by the total number of shares outstanding of that fund or class. In calculating the net asset value per share, each fund uses the amortized cost value.

Processing time

For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, purchases made by wire and received by the funds' transfer agent before noon on any business day are executed at noon on that day. All other purchase and redemption requests received in good order at each fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify the funds' transfer agent of such a purchase by calling 1-800-225-5163.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund and Scudder Fund, Inc., on behalf of Scudder Money Market Series and the classes of shares of Scudder Money Market Series, and Scudder Investor Services, Inc. each reserves the right to reject or limit purchases of shares (including exchanges) for any reason.

Minimum balances -- Scudder U.S. Treasury Money Fund, Scudder Cash Investment Trust and Scudder Tax Free Money Fund


Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in the fund and have not established an automatic investment plan will be assessed an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.


Minimum balances -- Prime Reserve Money Market Shares

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Minimum balances -- Premium Money Market Shares

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.


Checkwriting

You may redeem shares of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund by writing checks against your account for at least $100 and no more than $5,000,000 for each fund. You may redeem shares of Prime Reserve Money Market Shares and Premium Money Market Shares by writing checks against your account for at least $1,000 and no more than $5,000,000 for each class of shares of the fund.


Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

Minimum initial investments:

o     Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund:
      $2,500; IRAs: $1,000

o     Scudder Tax Free Money Fund: $2,500

o     Prime Reserve Money Market Shares: $10,000; IRAs $10,000

o     Premium Money Market Shares: $25,000; IRAs $25,000

--------------------------------------------------------------------------------
By Mail              Send your completed and signed application and check


                     by regular mail to:         The Scudder Funds
                                                 P.O. Box 2291
                                                 Boston, MA 02107-2291

                     or by express, registered,  The Scudder Funds
                     or certified mail to:       66 Brooks Drive
                                                 Braintree, MA 02184
--------------------------------------------------------------------------------
By Wire              Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person            Visit one of our Investor Centers to complete your
                     application with the help of a Scudder representative.
                     Investor Centers are located in Boca Raton, Boston,
                     Chicago, New York and San Francisco.
--------------------------------------------------------------------------------

To buy additional shares

Minimum additional investments:

o     Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100;
      IRAs: $50

o     Scudder Tax Free Money Fund: $100

o     Prime Reserve Money Market Shares: $1,000; IRAs $1,000

o     Premium Money Market Shares: $1,000; IRAs $1,000

--------------------------------------------------------------------------------
By Mail               Send a check with a Scudder investment slip, or with a
                      letter of instruction including your account number and
                      the complete fund name, to the appropriate address listed
                      above.
--------------------------------------------------------------------------------
By Wire               Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person             Visit one of our Investor Centers to make an additional
                      investment in your Scudder fund account. Investor Center
                      locations are listed above.
--------------------------------------------------------------------------------
By Telephone          Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic          You may arrange to make investments of $50 or more on a
Investment Plan       regular basis through automatic deductions from your bank
                      checking account. Please call 1-800-225-5163 for more
                      information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

Minimum initial investments:

o Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts

o Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts

o Premium Money Market Shares: $25,000 to establish a new account; $1,000 to exchange among existing accounts


--------------------------------------------------------------------------------
By Telephone       To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day).

--------------------------------------------------------------------------------
By Mail or Fax     Print or type your instructions and include:
                    - the name of the fund and class and the account number you are exchanging from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to
                      exchange;
                    - the name of the fund and class you are exchanging into;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.

                   Send your instructions       The Scudder Funds
                   by regular mail to:          P.O. Box 2291
                                                Boston, MA 02107-2291

                   or by express, registered,   The Scudder Funds
                   or certified mail to:        66 Brooks Drive
                                                Braintree, MA 02184

                   or by fax to:                1-800-821-6234
--------------------------------------------------------------------------------

To sell shares

--------------------------------------------------------------------------------
By Telephone       To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the
                   Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to
                   $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Mail or Fax     Send your instructions for redemption to the appropriate
                   address or fax number above and include:
                    - the name of the fund and class and account number you are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------

By Checkwriting    You may redeem shares of Scudder Cash Investment Trust,
                   Scudder U.S. Treasury Money Fund and Scudder Tax Free Money
                   Fund by writing checks against your account balance for at least $100, but not more than $5,000,000. You may redeem shares of Prime Reserve Money Market Shares and Premium Money
                   Market Shares by writing checks against your account for at least $1,000, but not more than $5,000,000.

--------------------------------------------------------------------------------
By Automatic       You may arrange to receive automatic cash payments
Withdrawal Plan    periodically. Call 1-800-225-5163 for more information and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds[
--------------------------------------------------------------------------------

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
    Prime Reserve Shares*
    Premium Shares*
    Managed Shares*
  Scudder Government Money Market Series -- Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series -- Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Select 1000 Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Equity
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund
  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs                     Education Accounts
-------------------                     ------------------
Traditional IRA                         Education IRA
Roth IRA                                UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan**[[
  Scudder Horizon Advantage**[[[

Closed-End Funds#
--------------------------------------------------------------------------------
The Argentina Fund, Inc.
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

-----------

[ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*     A class of shares of the fund.

**    Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

[[ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

[[[ A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Trustees and Officers of Scudder Cash Investment Trust, Scudder Tax Free Money Fund and Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

Daniel Pierce*                             Kathryn L. Quirk*
   President and Trustee                      Trustee; Vice President
                                              and Assistant Secretary
Henry P. Becton, Jr.
   Trustee; President                      Jean C. Tempel
   and General Manager,                       Trustee; Venture Partner, Internet
   WGBH Educational Foundation                Capital Corporation

Dawn-Marie Driscoll                        Thomas W. Joseph*
   Trustee; President, Driscoll               Vice President
   Associates; Executive Fellow,
   Center for Business Ethics,             Ann M. McCreary*
   Bentley College                            Vice President

Peter B. Freeman                           Frank J. Rachwalski, Jr.*
   Trustee; Corporate Director                Vice President
   and Trustee
                                           John R. Hebble*
George M. Lovejoy, Jr.                        Treasurer
   Trustee; President and Director,
    Fifty Associates                       Caroline Pearson*
                                              Assistant Secretary
Wesley W. Marple, Jr.
   Trustee; Professor of
   Business Administration,
   Northeastern University,
   College of Business Administration

-----------

* Scudder Kemper Investments, Inc.

Directors and Officers of Scudder Fund Inc.
--------------------------------------------------------------------------------

Daniel Pierce*                              Peter B. Freeman
   President                                   Director; Corporate Director
                                               and Trustee
Dr. Rosita P. Chang
   Director; Professor of Finance,          Thomas W. Joseph*
   University of Rhode Island                  Vice President and
                                               Assistant Secretary
Dr. J.D. Hammond
   Director; Dean, Smeal College of         Ann M. McCreary*
   Business Administration, Pennsylvania       Vice President
   State University
                                            Kathryn L. Quirk*
Richard M. Hunt                                Vice President
   Director; University Marshal and Senior
   Lecturer, Harvard University             Frank J. Rachwalski, Jr.*
                                               Vice President
Edgar R. Fiedler
   Director; Senior Fellow and Economic     John R. Hebble*
   Counsellor, The Conference Board, Inc.      Treasurer

                                            Caroline Pearson*
                                               Assistant Secretary

-----------

* Scudder Kemper Investments, Inc.

Additional information about each fund may be found in the Statements of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statements of Additional Information contain more detailed information on fund investments and operations. The Shareholder Services Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected a fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:


--------------------------------------------------------------------------------
By Telephone       Call Scudder Investor Relations at 1-800-225-2470
                   or
                   For existing Scudder investors, call the Scudder Automated
                   Information Line (SAIL) at 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail            Scudder Investor Services, Inc.
                   Two International Place
                   Boston, MA 02110-4103
                   or
                   Public Reference Section
                   Securities and Exchange Commission,
                   Washington, D.C. 20549-6009
                   (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person          Public Reference Room
                   Securities and Exchange Commission,
                   Washington, D.C.
                   (Call 1-800-SEC-0330 for more information.)
--------------------------------------------------------------------------------
By Internet        http://www.sec.gov
                   http://www.scudder.com
--------------------------------------------------------------------------------


The Statements of Additional Information are incorporated by reference into this prospectus (are legally a part of this prospectus).


Investment Company Act file numbers

Scudder Cash Investment Trust                           811-2613
Scudder U.S. Treasury Money Fund                        811-3043
Scudder Tax Free Money Fund                             811-2959
Scudder Fund, Inc.                                      811-3495

[SOY INK LOGO] PRINTED WITH             [RECYCLE LOGO] Printed on recycled paper
               SOY INK

MM-2-59
PRC065599

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360

      Scudder Fund, Inc. is a professionally managed, open-end management investment company comprised of three diversified money market investment portfolios.

                         SCUDDER MONEY MARKET SERIES --

                        Prime Reserve Money Market Shares
                           Premium Money Market Shares
                              Institutional Shares
                                 Managed Shares

                                   May 1, 1999

                     SCUDDER TAX FREE MONEY MARKET SERIES --

                              Institutional Shares
                                 Managed Shares

                                   May 1, 1999

                    SCUDDER GOVERNMENT MONEY MARKET SERIES --

                              Institutional Shares
                                 Managed Shares

                                   May 1, 1999



              Mutual fund portfolios, each managed to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated May 1, 1999, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series dated December 31, 1998, is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                            Page

THE FUNDS AND THEIR OBJECTIVES.................................................1
      General Investment Objectives and Policies...............................1
      Master/feeder structure..................................................1
      Cash Fund................................................................1
      Tax Free Fund............................................................3
      Government Fund..........................................................4
      Investment Restrictions..................................................5

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES.....................................6

PURCHASING SHARES..............................................................9
      Wire Transfer of Federal Funds...........................................9
      Additional Information About Making Subsequent Investments by
      QuickBuy................................................................10
      Share Certificates......................................................10

EXCHANGES AND REDEMPTIONS.....................................................11
      Exchanges...............................................................11
      Redemption by Telephone.................................................12
      Redemption By QuickSell.................................................13
      Redemption by Mail or Fax...............................................13
      Redemption by Checkwriting..............................................13

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................14
      The No-Load Concept.....................................................14
      Internet access.........................................................15
      Dividends and Capital Gains Distribution Options........................16
      Scudder Investor Centers................................................16
      Reports to Shareholders.................................................16
      Transaction Summaries...................................................17

THE SCUDDER FAMILY OF FUNDS...................................................17


SPECIAL PLAN ACCOUNTS.........................................................22

      Scudder Retirement Plans: Profit-Sharing and Money Purchase
      Pension Plans for Corporations and Self-Employed Individuals............22

      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
      Corporations and Self-Employed Individuals..............................22
      Scudder IRA:  Individual Retirement Account.............................22
      Scudder Roth IRA:  Individual Retirement Account........................23
      Scudder 403(b) Plan.....................................................24
      Automatic Withdrawal Plan...............................................24
      Group or Salary Deduction Plan..........................................24


DIVIDENDS.....................................................................25


PERFORMANCE INFORMATION.......................................................25
      Yield...................................................................25
      Effective Yield.........................................................26
      Average Annual Total Return.............................................26
      Cumulative Total Return.................................................27
      Tax-Equivalent Yield....................................................28
      Comparison of Fund Performance..........................................28


THE PROGRAM...................................................................31

ORGANIZATION OF THE FUNDS.....................................................31

INVESTMENT ADVISER............................................................32
      Personal Investments by Employees of the Adviser........................35

DISTRIBUTOR...................................................................35

DIRECTORS AND OFFICERS........................................................36

                                                                            Page

REMUNERATION..................................................................39
      Responsibilities of the Board -- Board and Committee Meetings...........39
      Compensation of Officers and Directors..................................39


TAXES.........................................................................40

PORTFOLIO TRANSACTIONS........................................................42
      Brokerage Commissions...................................................42


NET ASSET VALUE...............................................................43

ADDITIONAL INFORMATION........................................................43
      Experts.................................................................43
      Other Information.......................................................43

FINANCIAL STATEMENTS..........................................................44

APPENDIX
      Corporate and Municipal Bonds
      Corporate and Municipal Commercial Paper
      Municipal Notes

                         THE FUNDS AND THEIR OBJECTIVES


General Investment Objectives and Policies

      Scudder Money Market Series ("Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, management investment company. Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, the Tax Free Fund seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objectives.


      Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

      Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

      Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

      Each Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."


      Descriptions in the Statement of Additional Information of a particular investment practice or technique in which a Fund may engage, or a financial instrument which a Fund may purchase, are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.


Master/feeder structure

      The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Cash Fund

      The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.


      The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.


      The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

      There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.

      Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

      Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

      The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.


      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted by the Fund.

      For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

      All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.


      In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Tax Free Fund

      The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch.

      If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.


      The Fund is currently authorized to invest without limit in second tier securities. The Fund does not, however, currently intend to invest in such securities.

      The Fund may invest in variable or floating rate obligations. The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

      Under normal market conditions, the Fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities.


      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.


      All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may enter into repurchase agreements, and invest in obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.


Government Fund

      The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.


      All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.


      In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions

      Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.


      Under ordinary market conditions, the Tax Free Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.


      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

      Each Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts relating to physical commodities;


      (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or


      (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, each Fund currently does not intend to:

      (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

      (2) lend portfolio securities in an amount greater than 5% of its total assets.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.


      TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

      BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

      RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.


Investments in the Banking Industry. To the extent the Cash Fund invests in the banking industry, the Cash Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Cash Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow form the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Fannie Mae), or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The

Funds will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and Variable Rate Instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

      For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia, may be general obligation, revenue or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      Scudder Money Market Series' and Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

      The Funds' investments in municipal notes will be limited to notes that are rated at the date of the purchase "MIG 1" of "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1," "A-2," or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, a Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated "Prime-1" by Moody's or "A-1" by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

Securities with Put Rights. Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act") , and with commercial banks.

      The right of a Fund to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

      Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of a Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized capital gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized gain or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.

Third Party Puts. Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. Each Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of a Fund's portfolio would be adversely affected.

      These bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by each Fund, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage each Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

When-Issued Securities. Each Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the purchasing Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of each Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                                PURCHASING SHARES


      Each Fund has specific minimum initial investment requirements for each class of shares. Prime Reserve Money Market Shares require a minimum initial investment of $10,000 and a minimum subsequent investment of $1,000. Premium Money Market Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.


Wire Transfer of Federal Funds

      Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Cash Fund and the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Cash Fund and the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.


      Shares of any Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.


      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information -- dividends and capital gains distributions" in the Funds' Prospectuses.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. No Fund will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

      Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

      Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

                            EXCHANGES AND REDEMPTIONS


      Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.


      A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges


      The following information regarding exchanges applies only to Prime Reserve Money Market Shares ("Prime Reserve Shares") and Premium Money Market Shares ("Premium Shares") and each Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.


      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $10,000 for Prime Reserve Shares, $25,000 for Premium Shares and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (See "TAXES").

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

      (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Prime Reserve and the Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account. The Institutional Shares do not charge a wire fee.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectuses.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


      It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

      The following information regarding Redemption by Checkwriting applies only to Prime Reserve Shares and Premium Shares and each Fund's class of Managed Shares. Redemption by Checkwriting does not apply to the Institutional Shares.

      All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.


Minimum balances for Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series

      The initial minimum investment requirement in the Institutional Shares of each Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Directors).

      Shareholders whose account balance falls below $1,000,000 for at least 30 days will be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum balances for Managed Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series

      The initial minimum investment requirement in the Managed Shares of each Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Directors).

      Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum balances for Prime Reserve Money Market Shares

      Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum balances for Premium Money Market Shares

      Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account .


                   FEATURES AND SERVICES OFFERED BY THE FUNDS


 The No-Load Concept


      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.


      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


      Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                                                                No-Load Fund
                   Scudder       8.50% Load   Load Fund with  with 0.25% 12b-1
    Years       No-Load Fund        Fund      0.75% 12b-1 Fee       Fee
--------------------------------------------------------------------------------
     10           $25,937         $23,733        $24,222          $25,354
--------------------------------------------------------------------------------
     15            41,772          38,222         37,698           40,371
--------------------------------------------------------------------------------
     20            67,275          61,557         58,672           64,282
================================================================================

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.


      The Adviser has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividends and Capital Gains Distribution Options


      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Funds' prospectuses for the address.


      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers


      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "Purchases" in the prospectus.


Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


      Scudder Money Market Series+ seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series+ seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.


      Scudder Tax Free Money Market Series+ seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

----------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.


      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME


      Scudder Short Term Bond Fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital. It does this by investing mainly in bonds with short remaining maturities.

      Scudder GNMA Fund seeks to provide high income. It does this by investing mainly in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association
      (GNMA).


----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Income Fund seeks to provide high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital. It does this by using a flexible investment program that emphasizes high-grade bonds.

      Scudder Corporate Bond Fund seeks to provide high income. It does this by investing mainly in corporate bonds.

      Scudder High Yield Bond Fund seeks to provide high income and, secondarily, capital appreciation . It does this by investing mainly in lower rated, higher yielding corporate bonds, often called junk bonds.


GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME


      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.


      Scudder Dividend & Growth Fund seeks high current income and long-term growth of capital through investment in income paying equity securities.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


      Scudder Select 500 Fund seeks to provide long-term growth and income through investment in selected stocks of companies in the S&P 500 Index.

      Scudder 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


      Scudder Select 1000 Growth Fund seeks to provide long-term growth of capital through investment in selected stocks of companies in the Russell 1000 Growth Index.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth.


      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL EQUITY

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund*** seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.


----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.
***   Only the International Shares are part of the Scudder Family of Funds.

      Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

INDUSTRY SECTOR FUNDS

   Choice Series

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

      Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

      Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor .


                              SPECIAL PLAN ACCOUNTS


      The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series, or Scudder Government Money Market Series.


      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


      Shares of each Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.


Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

      Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account


      Shares of each Fund may be purchased as the underlying investment for an Individual Retirement Account ("IRA") which meets the requirements of Section 408(a) of the Internal Revenue Code.


      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $253,680          $973,704         $4,091,908
        35              139,522           361,887            999,914
        45               69,439           126,005            235,620
        55               26,414            35,062             46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $119,318          $287,021          $741,431
        35               73,094           136,868           267,697
        45               40,166            59,821            90,764
        55               16,709            20,286            24,681

Scudder Roth IRA: Individual Retirement Account


      Shares of each Fund may be purchased as the underlying investment for a Roth Individual Retirement Account ("Roth IRA") which meets the requirements of
Section 408A of the Internal Revenue Code.


      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

      An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "About your investment -- Transaction information -- Signature guarantees" in the Funds' prospectuses. Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS


      The Corporation declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.


      Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

      Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

      Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION


      From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the following periods for each class of Scudder Money Market Series: Institutional Shares from December 31, 1997 through December 31, 1998, Managed Shares from December 31, 1997 through December 31, 1998, Premium Money Market Shares from December 31, 1997 through December 31, 1998 and Prime Reserve Money Market Shares from October 15, 1998 through December 31, 1998. Performance information enumerated below is based on the following periods for each class of Scudder Tax Free Money Market Series and Scudder Government Money Market Series: Institutional Shares from December 31, 1997 through December 31, 1998, and Managed Shares from December 31, 1997 through December 31, 1998. These performance figures may be calculated in the following manner:


Yield


      The Corporation makes available various yield quotations with respect to shares of each Fund. The annualized yield for the Cash Fund, Tax Free Fund and Government Fund for the seven-day period ended December 31, 1998 for the Institutional Shares was 5.13%, 3.39% and 4.88%, respectively; and for the Managed Shares was 4.97%, 3.01% and 4.37%, respectively. The annualized yield for the Premium Money Market Shares and Prime Reserve Money Market Shares of the Cash Fund for the seven-day period ended December 31, 1998 was 5.08% and 4.96%, respectively.

       Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of each Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

      Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

      The effective yield for each Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] -  1

      The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Cash Fund, Tax Free Fund and the Government Fund for the seven-day period ended December 31, 1998 for the Institutional Shares was 5.26%, 3.44% and 5.00%, respectively; and for the Managed Shares was 5.10%, 3.05% and 4.46%, respectively. The effective yield for the Premium Money Market Shares and Prime Reserve Money Market Shares of the Cash Fund for the seven-day period ended December 31, 1998 was 5.21% and 5.08%, respectively.


Average Annual Total Return

      Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of each Fund. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)1/n - 1


Where:

              T      =     Average Annual Total Return
              P      =     a hypothetical initial investment of $1,000
              n      =     number of years
              ERV    =     ending redeemable value: ERV is the value, at the
                           end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended December 31, 1998


                                                Since
                                              Inception*      One Year      Five Years      Ten Years
Institutional  Shares
     Scudder Money Market Series                 5.54%         5.52%           N/A             N/A
     Scudder Tax Free Money Market Series        3.32%         3.26%           N/A             N/A
     Scudder Government Money Market Series      5.28%         5.23%           N/A             N/A
Managed Shares
     Scudder Money Market Series                 -             5.33%          4.99%           5.43%
     Scudder Tax Free Money Market Series        -             3.10%          2.93%           3.45%
     Scudder Government Money Market Series      -             4.89%          4.81%           5.23%
Premium Money Market Shares                      5.46%         5.46%           N/A             N/A
Prime Reserve  Money Market Shares               1.06%          N/A            N/A             N/A

* The Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series commenced operations on August 4, 1998.

      The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

      The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.


Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of a Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                 C = (ERV/P) - 1

      C       =       Cumulative Total Return
      P       =       a hypothetical initial investment of $1,000
      ERV     =       ending redeemable value: ERV is the value, at the end of
                      the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Cumulative Total Return for periods ended December 31, 1998


                                              Since         One Year      Five Years      Ten Years
                                            Inception*
Institutional  Shares
     Scudder Money Market Series               7.89%         5.52%            N/A             N/A
     Scudder Tax Free Money Market Series      4.71%         3.26%            N/A             N/A

     Scudder Government Money Market Series    7.52%         5.23%            N/A             N/A
Managed Shares
     Scudder Money Market Series                 --          5.33%          27.54%          69.63%
     Scudder Tax Free Money Market Series        --          3.10%           2.93%          40.44%
     Scudder Government Money Market Series      --          4.89%          26.49%          66.50%
Premium Money Market Shares                    8.22%         5.46%            N/A             N/A
Prime Reserve Money Market Shares              1.06%          N/A             N/A             N/A

* The Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series commenced operations on August 4, 1998.

      The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

      The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.


Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Tax-Equivalent Yield


      For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated separately for each class of shares of a Fund by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 39.6% would need to earn a taxable yield of 4.98% to receive after-tax income equal to the 2.66% tax-free yield for Scudder Tax Free Money Market Series Managed Shares for the 30 day period ended December 31, 1998, and would need to earn a taxable yield of 5.61% to receive after-tax income equal to the 3.04% tax-free yield for Scudder Tax Free Money Market Series Institutional Shares for the 30 day period ended December 31, 1998.


Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, a Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                   THE PROGRAM

      Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

      The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

      The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

      The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

      Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUNDS


      The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 13,000,000,000 shares having a par value of $.001 per share. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight classes which are not currently offered but which may be in the future.

      The Board of Directors has subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds") into classes. Each Fund has two classes of Capital Stock, to be referred to for all purposes as "Managed Shares" and "Institutional Shares"; and with respect to Scudder Money Market Series, two additional classes of Capital Stock, to be referred to for all purposes as "Premium Money Market Shares" and "Prime Reserve Money Market Shares."

      After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation shall have, seven billion seven hundred seventy-five million (7,775,000,000) shares of its authorized Capital Stock classified as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, three billion six hundred fifteen million (3,615,000,000) Institutional Shares, two billion one hundred eighty million (2,180,000,000) Premium Money Market Shares and one billion one hundred eighty million (1,180,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of Capital Stock classified as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of Capital Stock classified as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

      Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


      Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER


      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities,

Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to a Fund.


      The transaction between Scudder and Zurich resulted in the assignment of each Funds' investment management agreements with Scudder Kemper, and the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Directors on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser, and which permit ease of administration.

      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements with Scudder Kemper, which are substantially identical to the prior investment management agreements, except for the dates of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and were approved by shareholders on December 15, 1998.


      Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of each Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Investment Management Agreements ("Agreements") state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.


      Under the Investment Management Agreement between each Fund and the Adviser (the "Agreement"), each Fund agrees to pay the Adviser a fee equal to a rate of 1/12 of 0.25% of each Fund's average daily net assets , computed and accrued daily and payable monthly. As manager of the assets of each Fund , the Adviser directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement.

      Under the Agreement, the Adviser regularly provides investment management of the assets of each Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased each Fund, what securities shall be held or sold by each Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of each Fund's Articles of Incorporation and By-Laws, and of the 1940 Act and to each Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Directors of each Fund may from time to time establish. The Adviser also advises and assists the officers of each Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of each Fund.

      The Adviser furnishes the Funds' Boards of Directors periodic reports on the investment performance of each Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Corporation's officers or Board of Directors shall reasonably request.

      The Adviser furnishes for the use of each Fund office space and facilities in the United States as each Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to each Fund (such as each Fund's Transfer Agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining or causing to be maintained for each Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Directors.

      The Agreement also provides that each Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Corporation's name, and the Scudder Marks in connection with the Corporation's investment product and services.

      The Adviser pays the compensation and expenses of all affiliated Directors and executive employees of each Fund and makes available, without expense to each Fund, the services of such Directors, officers and employees as may duly be elected Directors, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays each Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

      For each Fund's fiscal year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, $246,650, and $157,381, respectively, and did impose fees of $2,304,035, $370,362, and $104,657, respectively, for the Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series, respectively.

      For each Fund's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520, respectively, and did impose fees of $1,301,440, $337,288, and $11,942, respectively, of which $123,101,
$11,560, and $66,141, respectively, remained unpaid, for the Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series, respectively.


      For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581 for the Cash Fund, $587,278 for the Tax Free Fund and $131,141 for the Government Fund. Had the Adviser not waived $274,989 of its management fee for the Cash Fund and $150,102 of its management fee for the Government Fund, the total fee paid by each Fund in 1996 would have been $1,502,570 and $281,243, respectively.


      Each Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Corporation, each Fund or each Fund's shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

      Any person, even though also employed by Scudder, who may be or become an employee of and paid by each Fund shall be deemed, when acting within the scope of his or her employment by each Fund, to be acting in such employment solely for each Fund and not as an agent of Scudder.


      Each Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

      Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of each Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of each Fund.

After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

      The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was last approved by the Directors on August 12, 1998.

      Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

      The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

      Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                             DIRECTORS AND OFFICERS

      The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.


                                                                                              Position with
                                                                                              Underwriter,
                                    Position with                                             Scudder Investor
Name, Age and Address               Corporation            Principal Occupation*              Services, Inc.
---------------------               -----------            ---------------------              --------------
Daniel Pierce (65)+ #               President              Managing Director of Scudder       Vice President,
                                                           Kemper Investments, Inc.           Director and Assistant
                                                                                              Treasurer

                                                                                              Position with
                                                                                              Underwriter,
                                    Position with                                             Scudder Investor
Name, Age and Address               Corporation            Principal Occupation*              Services, Inc.
---------------------               -----------            ---------------------              --------------
Dr. Rosita P. Chang (44)            Director               Professor of Finance,              --
PACAP Research Center                                      University of Rhode Island
College of Business
Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802

Dr. J. D. Hammond (65)              Director               Dean, Smeal College of             --
801 Business Administration                                Business Administration,
Bldg.                                                      Pennsylvania State University
Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (70)#              Director               Senior Fellow and Economic         --
50023 Brogden                                              Counselor, The Conference
Chapel Hill, NC  27514                                     Board, Inc.

Peter B. Freeman (67)               Director               Corporate Director and             --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Richard M. Hunt (72)                Director               University Marshal and
University Marshal's Office                                Senior Lecturer, Harvard
Wadsworth House                                            University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138

Thomas W. Joseph (60)+              Vice President and     Senior Vice President of           Vice President,
                                    Assistant Secretary    Scudder Kemper Investments,        Director, Treasurer
                                                           Inc.                               and Assistant Clerk

Kathryn L. Quirk (46)++             Vice President         Managing Director of Scudder       Senior Vice President,
                                                           Kemper Investments, Inc.           Director and Clerk

Frank J. Rachwalski, Jr.            Vice President         Managing Director of Scudder       --
(54)+++                                                    Kemper Investments, Inc.

Ann M. McCreary (42)                Vice President         Senior Vice President of           --
                                                           Scudder Kemper Investments, Inc.

John R. Hebble (41)+                Treasurer              Senior Vice President of           --
                                                           Scudder Kemper Investments, Inc.

Caroline Pearson (37)+              Assistant Secretary    Senior Vice President of           Clerk
                                                           Scudder Kemper Investments,
                                                           Inc.; Associate, Dechert
                                                           Price & Rhoads (law firm)
                                                           1989 to 1997

 * All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

 #       Messrs. Freeman and Fiedler are members of the Executive Committee.

 +       Address:  Two International Place, Boston, Massachusetts
 ++      Address:  345 Park Avenue, New York, New York
 +++     Address:  222 South Riverside Plaza, Chicago, Illinois
 ++++    Address:  333 South Hope Street, 37th Floor, Los Angeles, California

      Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


      As of April 1, 1999 the Directors and Officers of the Company, as a group, owned 1,396,808 shares, or 1.03% of the shares of Scudder Tax Free Money Market Series (Institutional Shares) as of the commencement of operations.

      As of April 1, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Money Market Series (Prime Reserve and Premium Money Market Shares), Scudder Government Money Market Series (Institutional and Managed Shares), and Scudder Tax Free Money Market Series (Managed Shares) as of the commencement of operations.

      Certain accounts for which the Adviser acts as investment adviser owned 159,514,726 shares in the aggregate, or 41.13% of the outstanding shares of Scudder Money Market Series (Managed Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned 98,413,404 shares in the aggregate, or 70.05% of the outstanding shares of Scudder Tax Free Money Market Series (Managed Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned 24,459,061 shares in the aggregate, or 17.96% of the outstanding shares of Scudder Tax Free Money Market Series (Institutional Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned 10,198,686 shares in the aggregate, or 12.73% of the outstanding shares of Scudder Government Money Market Series (Institutional Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


      As of April 1, 1999, the following shareholders held of record more than five percent of such Fund:


      Scudder Money Market Series ( Managed Shares) Lucian T. Baldwin III; Hare & Co., One Wall Street, New York, NY 10005; Wilmington Trust Company, Attn:
Mutual Funds, 1100 North Market Street, Wilmington, DE 19890; Turtle & Co. Sweep, P.O. Box 9427, Boston, MA 02209; Chemical Bank, 1211 Avenue of the Americas, New York, NY 10036; Citibank Private Banking, 1 Court Square, Long Island City, NY 11120 held of record 7.46%, 17.73%, 10.57%, 20.82% 21.95% and
7.20%, respectively, of the outstanding shares of the Fund.

      Scudder Money Market Series ( Institutional Shares) Bear Stearns Securities Corp., 1 Metrotech Center N., Brooklyn, NY 11201; Fiduciary Trust Co. (held in the nominees) ; Donaldson, Lufkin & Jenrette, 277 Park Avenue, New York, NY 10172 held of record 7.70%, 26.31% and 15.40%, respectively, of the outstanding shares of the Fund.

      Scudder Tax Free Money Market Series (Managed Shares) Turtle & Co. Sweep, P.O. Box 9427, Boston, MA 02209; Chase Manhattan Bank (Client Services) 1 Chase Manhattan Plaza, New York, NY 10005; Hare & Co.,

One Wall Street, New York, NY 10005 held of record 15.11%, 49.97% and 26.04%, respectively, of the outstanding shares of the Fund.

      Scudder Tax Free Money Market Series (Institutional Shares) Fiduciary Trust Company (held in the nominees) of record 88.80% of the outstanding shares of the Fund.

      Scudder Government Money Market Series (Managed Shares) Chase Manhattan Bank (Client Services), 1 Chase Manhattan Plaza, New York, NY 10005; Citibank Private Banking, 1 Court Square, Long Island City, NY 11120 held of record 42.68% and 45.78%, respectively, of the outstanding shares of the Fund.

      Scudder Government Money Market Series (Institutional Shares) Fiduciary Trust Company (held in the nominees) of record 98.49% of the outstanding shares of the Fund.

      As of April 1, 1999 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation of such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

      The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

      All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

      The Independent Directors receive the following compensation from the Funds of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.


      The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1998 from the Corporation and from all of the Scudder funds as a group. In 1998, the Directors of each Fund met six times.

Name                                           Scudder Fund, Inc.*                      All Scudder Funds
----                                           -------------------                      -----------------
Dr. Rosita P. Chang, Director                        $8,900                             $46,750 (27 funds)
Edgar R. Fiedler, Director **                        $0                                 $59,005 (40 funds)
Peter B. Freeman, Director                           $8,900                             $172,407 (49 funds)
Dr. J.D. Hammond, Director                           $8,900                             $50,430 (27 funds)
Richard M. Hunt, Director                            $8,900                             $51,265 (22 funds)

* Scudder Fund, Inc. consists of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** Mr. Fiedler received $19,335 through a deferred compensation program. As of December 31, 1998, Mr. Fiedler had a total of $243,692 accrued in a deferred compensation program for serving on the Board of Directors of the Corporation .


      Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                      TAXES

      The Prospectuses for each class of shares of the Funds describe generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.


      Qualification by each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.

      A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends including "exempt-interest dividends," declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

      Any gain or loss realized upon a sale or redemption of shares of a Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

      Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction generally will be long- or short-term capital gain or loss. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

      The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

      Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

      Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

      Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

      Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

      The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions , as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

      Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      The Directors review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

                                 NET ASSET VALUE

      Net asset value per share for each class of each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Cash Fund and the Government Fund is determined at 4:00 p.m., and at 2:00 p.m. for the Tax Free Fund. The Exchange normally is closed on the following national holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas , and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium , regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield if he purchased shares of each Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in each Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Directors and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Directors review the valuation of each Fund's securities through receipt of regular reports from the Adviser at each regular Directors' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.


                             ADDITIONAL INFORMATION

Experts


      The financial highlights of each Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accounts, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Other Information

      The CUSIP number of the Scudder Premium Money Market Shares is
811149871

      The CUSIP number of the Scudder Institutional Money Market Shares is 811149863

      The CUSIP number of the Scudder Managed Money Market Shares is
811149202

      The CUSIP number of the Scudder Prime Reserve Money Market Shares is 811149830

      The CUSIP number of the Scudder Managed Tax Free Money Market Shares is 811149301

      The CUSIP number of the Scudder Institutional Tax Free Money Market Shares
is    811149855

      The CUSIP number of the Scudder Managed Government Money Market Shares is 811149103

      The CUSIP number of the Scudder Institutional Government Money Market Shares is 811149848

      Each Fund has a fiscal year end of May 31.

      The law firm of Dechert Price & Rhoads is counsel to the Funds.

      Information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1998.


      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the Scudder Money Market Series, for the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $189,715, $56,782 and $66,490, respectively, of which $23,946 was unpaid at December 31, 1998. For the Scudder Government Money Market Series, for the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $36,129, $109,482 and $23,477, respectively, of which $2,848 was unpaid at December 31, 1998. For the Scudder Tax Free Money Market Series, for the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $44,002, $51,695 and $23,477, respectively, of which $4,358 was unpaid at December 31, 1998.

      Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged.

      The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning another Fund.


      The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements, including the investment portfolios of the Funds, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Reports to the Shareholders of the Funds dated December 31, 1998, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

      On November 13, 1998, the Corporation's Board of Directors approved a change in the Funds' fiscal year end from December 31 to May 31, effective May 31, 1999.

                                    APPENDIX

      The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds


      Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

      S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

      Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.


Corporate and Municipal Commercial Paper


      Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

      S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

      Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F- 1."

Municipal Notes


      Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

      S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP- 1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

      Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F- 2."

                               SCUDDER FUND, INC.

                            PART C. OTHER INFORMATION

Item 23.            Exhibits
--------            --------

                    (a)      (a)(1)     Articles of Incorporation dated June 16, 1982.
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                        Registration Statement.)

                             (a)(2)     Articles Supplementary dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(3)     Articles of Merger dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(4)     Articles Supplementary dated February 20, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(5)     Articles of Transfer dated December 27, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(6)     Articles Supplementary dated February 7, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(7)     Articles of Amendment dated October 14, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(8)     Articles Supplementary for Managed Intermediate Government Fund dated
                                        January 18, 1993.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(9)     Articles Supplementary dated April 24, 1995.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(10)    Articles Supplementary dated January 25, 1996.
                                        (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment
                                        No. 21 to this Registration Statement.)

                             (a)(11)    Articles of Amendment dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment
                                        No. 24 to this Registration Statement.)

                             (a)(12)    Articles Supplementary dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment
                                        No. 24 to this Registration Statement.)

                                 Part C - Page 1

                             (a)(13)    Articles Supplementary dated August 11, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 28 to this
                                        Registration Statement.)

                             (a)(14)    Articles Supplementary dated February 12, 1999.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to this
                                        Registration Statement.)

                    (b)      (b)(1)     By-laws as amended through October 24, 1996.
                                        (Incorporated by reference to Post-Effective Amendment No. 22 to this
                                        Registration Statement.)

                    (c)                 Not Applicable.

                    (d)      (d)(1)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Money Market Series (Formerly Known As Managed Cash Fund) and Scudder Kemper
                                        Investments, Inc. dated September 7, 1998. (Incorporated by reference to
                                        Post-Effective Amendment No. 30 to this Registration Statement.)

                             (d)(2)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Tax Free Money Market and Scudder Kemper Investments, Inc. dated September
                                        7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to this
                                        Registration Statement.)

                             (d)(3)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Government Money Market Series and Scudder Kemper Investments, Inc. dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to this
                                        Registration Statement.)

                    (e)      (e)(1)     Underwriting Agreement dated September 7, 1998 between the Registrant and
                                        Scudder Investor Services.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to this
                                        Registration Statement.)

                    (f)                 Not Applicable.

                    (g)      (g)(1)     Custodian Agreement with State Street Bank and Trust Company dated November
                                        13, 1985.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (g)(2)     Fee Schedule for Exhibit (g)(1).
                                        (Incorporated by reference to Post-Effective Amendment No. 20 to this registration statement.)

                             (g)(3)     Amendment to Custodian Agreement with State Street Bank and Trust Company dated February 12, 1999 is filed herein.

                             (g)(4)     Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                                 Part C - Page 2

                             (g)(5)     Sub-Custodian Agreement with Irving Trust Company as amended February 6,
                                        1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                    (h)      (h)(1)     Transfer Agency Agreement dated January 1, 1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (h)(2)     Fee schedule for Exhibit h(1).
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                        Registration Statement.)

                             (h)(3)     Scudder Service Corporation Fee Information for Services Provided under
                                        Transfer Agency and Service Agreement dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                        Registration Statement.)

                             (h)(4)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Managed Cash Fund and Scudder Fund Accounting Corporation dated August 1,
                                        1994. (Incorporated by reference to Post-Effective Amendment No. 20 to this
                                        Registration Statement.)

                             (h)(5)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Managed Federal Securities Fund and Scudder Fund Accounting Corporation
                                        dated August 1, 1994. (Incorporated by reference to Post-Effective Amendment
                                        No. 20 to this Registration Statement.)

                             (h)(6)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Managed Government Securities Fund and Scudder Fund Accounting Corporation
                                        dated August 1, 1994. (Incorporated by reference to Post-Effective Amendment
                                        No. 20 to this Registration Statement.)

                             (h)(7)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Managed Tax-free Fund and Scudder Fund Accounting Corporation dated August
                                        18, 1994. (Incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement.)

                             (h)(8)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Managed Intermediate Government Fund and Scudder Fund Accounting Corporation
                                        dated September 22, 1994. (Incorporated by reference to Post-Effective
                                        Amendment No. 20 to this Registration Statement.)

                             (h)(9)     Fund Accounting Fee Schedule between the Registrant and Scudder Fund
                                        Accounting Corp. dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                        Registration Statement).

                    (i)                 Legal Cousent is filed herein.

                    (j)                 Consent of Independent Accountants is filed herein.

                    (k)                 Not Applicable.

                    (l)                 Not Applicable.

                                 Part C - Page 3

                    (m)                 Not Applicable.

                    (n)                 Financial Data Schedule is filed herein.

                    (o)                 Multi-Distribution Plan pursuant to Rule 18f-3.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

Power of attorney for Dr. Rosita Chang, Dr. J.D. Hammond, Richard M. Hunt, Edgar
R. Fiedler, Daniel Pierce and Peter B. Freeman are Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**

                                 Part C - Page 4

                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**

                                 Part C - Page 5

                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                 Part C - Page 6

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President, Assistant
         Two International Place           and Assistant Clerk                     Secretary
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

                                 Part C - Page 7

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       And Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.          Management Services
--------          -------------------

                  Not Applicable.

Item 30.          Undertakings
--------          ------------

                  Not Applicable.

                                 Part C - Page 8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of April, 1999.

                                         SCUDDER FUND, INC.

                                         By  /s/ Daniel Pierce
                                             ---------------------------------
                                         Daniel Pierce
                                         President (Chief Executive Officer)

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Dr. Rosita Chang
--------------------------------------
Dr. Rosita Chang*                           Director                                     April 26, 1999

/s/ Dr. J.D. Hammond
--------------------------------------
Dr. J.D. Hammond*                           Director                                     April 26, 1999

/s/ Richard M. Hunt
--------------------------------------
Richard M. Hunt*                            Director                                     April 26, 1999

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Director                                     April 26, 1999

/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Director                                     April 26, 1999

/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial               April 26, 1999
                                            Officer)


*By:     /s/ Sheldon A. Jones
         -----------------------------
         Sheldon A. Jones
         Dechert Price & Rhoads**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective
         Amendment No. 25.

                                                             File No. 2-78122
                                                             File No. 811-3495










                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 31

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX


                                     (g)(3)
                                      (i)
                                      (j)
                                      (n)